LONG-TERM DEBT (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Transaction costs			$ 1,101
Borrowings			$ 49,576	$ 3,298
Borrowings, cash interest rate			5.18%
Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			$ 186
FCC [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ 149
Borrowings		$ 10,000	0	0
Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 50,000	$ 0
Committed and uncommitted borrowing facilities	$ 175,000
Uncommitted option to increase the Facilities	35,000
Borrowings, interest rate			4.46%
Bank of Montreal [Member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			$ 915
Committed borrowing facilities	115,000
Initially drawn amount	$ 50,000
Borrowings, principal payment amortization rate per quarter	2.50%
Borrowings, cash interest rate	5.70%
Borrowings, effective interest rate	6.39%
Borrowings, reduced cash interest rate			4.46%
Borrowings, reduced effective interest rate			5.18%
Bank of Montreal [Member] | Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 25,000